Variable Insurance Trust

May 1, 2015 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re: Variable Insurance Trust (the “Registrant”);

File Nos. 333-171479 and 811-22512

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Barrier Fund Portfolio, does not differ from that contained in the Registrant's Post-Effective Amendment No. 6, which was filed with the Commission on April 14, 2015 and (ii) that Post-Effective Amendment No. 6 has been filed electronically with the Commission.

Very truly yours,

/s/ Jennifer Bailey

Jennifer Bailey

Secretary